Earnings (Loss) Per Share (EPS)	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share (EPS)
Earnings/(Loss) Per Share (EPS)

12.Earnings (Loss) Per Share (EPS)

Basic EPS – Common Shares:

Numerator	May 19, 2010 to December 31, 2010	2011
Net (loss) / income available to common shares	$(3,822)	$12,953,386
Less: Income attributable to non-vested share awards	-	(103,947)
Net (loss) / income available to common shareholders	$(3,822)	$12,849,439

Denominator
Weighted average number of capital stock / common shares outstanding, basic and diluted	100	15,433,519
Net (loss) / income per capital stock / common share, basic and diluted	$(38.22)	$0.83

Weighted Average Number of Shares – Basic - In calculating basic EPS, the Company includes the effect of vested share awards from their vesting date.

Weighted Average Number of Common Shares – Diluted - In calculating diluted EPS the Company includes the potential dilution that could occur if securities to issue common stock were exercised. In calculating diluted EPS for the common shares, the unvested share awards outstanding under the Company’s Stock Incentive Plan are included in the shares outstanding unless their effect is anti-dilutive.

The Company excluded the dilutive effect of 317,000 non-vested share awards in calculating dilutive EPS for its common shares as of December 31, 2011, as they were anti-dilutive.